Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2022
Accumulated Other Comprehensive Income [abstract]
Accumulated Other Comprehensive Income
NOTE 19.
ACCUMULATED OTHER COMPREHENSIVE INCOME

	Unrealized Foreign Currency Translation Gains (Losses)	Foreign Exchange Gain (Loss) on Net Investment Hedge	Tax Benefit Related to Net Investment Hedge of Long-Term Debt	Accumulated Other Comprehensive Income
December 31, 2020	$483,657	$(351,474)	$5,398	$137,581
Other comprehensive income (loss)	(11,256)	8,455	—	(2,801)
December 31, 2021	472,401	(343,019)	5,398	134,780
Other comprehensive income (loss)	106,669	(81,735)	—	24,934
December 31, 2022	$579,070	$(424,754)	$5,398	$159,714